SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue by phase in well's life cycle	$ 1,301,704	$ 1,145,915	$ 909,517
Production Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue by phase in well's life cycle	878,076	785,642	567,249
Drilling and Evaluation Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue by phase in well's life cycle	$ 423,628	$ 360,273	$ 342,268